CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total limited partners’ equity	Limited partners’ equity	Foreign currency translation	Revaluation surplus	Actuarial gains (losses) on defined benefit plans	Cash flow hedges	Investments in equity securities	Preferred limited partners’ equity	Preferred equity	Perpetual subordinated notes	BEPC exchangeable shares	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2022	$ 26,286	$ 4,096	$ (1,898)	$ (845)	$ 6,817	$ 4	$ 17	$ 1	$ 760	$ 571	$ 592	$ 2,561	$ 14,755	$ 59	$ 2,892
Net (loss) income	616	(91)	(91)						41	27	29	(57)	619	111	(63)
Other comprehensive income (loss)	1,420	19		147	(143)	(3)	18			12		12	1,364		13
Equity issuance	630	390	390									240
Equity repurchased for cancellation	(43)	(43)	(43)
Capital contributions	2,993												2,993
Acquisition	414												414
Return of capital	(140)												(140)
Disposal	(449)	0	12		(12)								(449)
Distributions or dividends declared	(2,530)	(383)	(383)						(41)	(27)	(29)	(241)	(1,428)	(116)	(265)
Distribution reinvestment plan	8	8	8
Ownership changes	21	21	113	16	(107)		(1)
Other	753	(54)	(226)	(19)	188	1	2					(36)	735	1	107
Change in year	3,693	(133)	(220)	144	(74)	(2)	19	0	0	12	0	(82)	4,108	(4)	(208)
Ending balance at Dec. 31, 2023	29,979	3,963	(2,118)	(701)	6,743	2	36	1	760	583	592	2,479	18,863	55	2,684
Net (loss) income	(9)	(255)	(255)						37	28	37	(160)	353	125	(174)
Other comprehensive income (loss)	3,357	366		(149)	554	3	(41)	(1)		(46)		231	2,551	5	250
Equity issuance	145										145
Equity repurchased for cancellation	(52)	(52)	(52)
Capital contributions	2,479												2,479
Acquisition	3,056
Return of capital	(317)												(317)
Redemption of Preferred LP Units	(130)								(130)
Disposal	(38)	0	132		(132)								(38)
Distributions or dividends declared	(2,066)	(406)	(406)						(37)	(28)	(37)	(256)	(891)	(134)	(277)
Distribution reinvestment plan	7	7	7
Other	45	(19)	(82)	(9)	72	(1)	1		4			(25)	112	(1)	(26)
Change in year	6,477	(359)	(656)	(158)	494	2	(40)	(1)	(126)	(46)	145	(210)	7,305	(5)	(227)
Ending balance at Dec. 31, 2024	36,456	3,604	(2,774)	(859)	7,237	4	(4)	$ 0	634	537	737	2,269	26,168	50	2,457
Net (loss) income	712	(71)	(71)						34	30	40	(44)	627	144	(48)
Other comprehensive income (loss)	3,139	487		60	452	3	(28)			26		305	1,984	7	330
Equity issuance	632	632	632
Equity repurchased for cancellation	(34)	(34)	(34)
Capital contributions	3,770												3,770
Acquisition	(3,166)												(3,166)
Return of capital	(923)												(923)
Disposal	(1,140)	0	100		(100)								(1,140)
Distributions or dividends declared	(3,565)	(434)	(434)						(34)	(30)	(40)	(269)	(2,314)	(151)	(293)
Distribution reinvestment plan	7	7	7
Ownership changes	(650)	(24)	(221)	(95)	292							(14)	(599)	1	(14)
Other	(264)	(197)	(486)	(36)	325							83	(243)	1	92
Change in year	(1,482)	366	(507)	(71)	969	3	(28)		0	26	0	61	(2,004)	2	67
Ending balance at Dec. 31, 2025	$ 34,974	$ 3,970	$ (3,281)	$ (930)	$ 8,206	$ 7	$ (32)		$ 634	$ 563	$ 737	$ 2,330	$ 24,164	$ 52	$ 2,524